Equity Method Investments Equity Method Investments - Additional Information (Details) - EUR (€) € in Millions				12 Months Ended
		Jun. 29, 2017	Nov. 03, 2016	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016	[1]
Schedule of Equity Method Investments [Line Items]
Profit (loss) related to equity method investments				€ (6.2)	€ 16.7	[1]	€ 0.0
Proceeds from Equity Method Investment, Distribution, Return of Capital	[2]			89.2	19.7
Zeiss Commitment R&D and Capex investment Contractual Term			6 years
Zeiss Commitment Consideration already paid During the Year				275.1	147.5
Contractual Obligation	[3]			8,339.4
Equity Method Investments				€ 915.8	982.2	[4]
Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life				19 years 5 months
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		€ 979.3
Equity Method Investment, Ownership Percentage				24.90%
equity method investment acquisition date		Jun. 29, 2017
Payments to Acquire Equity Method Investments				€ 1,000.0
Payments to Acquire Equity Method Investments Transaction Costs				2.6
Equity Method Investments				(10.7)
Zeiss High-NA Funding Commitment [Member]
Schedule of Equity Method Investments [Line Items]
Contractual Obligation - Additional Commitment				144.9	325.0
Contractual Obligation - Cumulative Additional Commitment				1,229.9
Contractual Obligation			€ 760.0	795.3	925.5
Pensions [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		€ 19.9
Liability [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments				0.0
Maximum exposure to loss [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investments				915.8
Equity method goodwill [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		362.7
Other Intangible Assets [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		560.7
In-process R&D [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		50.7
Inventories [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		73.7
Deferred Tax Liability [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Difference Between Carrying Amount and Underlying Equity		€ (88.4)
Share of net income (loss) after accounting policy alignment [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Profit (loss) related to equity method investments				(80.9)
basis difference amortization [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Profit (loss) related to equity method investments				26.7
inventory step-up release [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Profit (loss) related to equity method investments				37.3
Zeiss High-NA Funding Commitment [Member] | Assets [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[5]			342.9
Zeiss High-NA Funding Commitment [Member] | Liability [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[5]			0.0
Zeiss High-NA Funding Commitment [Member] | Maximum exposure to loss [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[5]			342.9
EUV agreement [Member] | Assets [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[5]			393.7
EUV agreement [Member] | Liability [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[5]			0.0
EUV agreement [Member] | Maximum exposure to loss [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[5]			393.7
DUV Agreements [Domain] | Assets [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[5]			31.5
DUV Agreements [Domain] | Liability [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[5]			0.0
DUV Agreements [Domain] | Maximum exposure to loss [Member] | Carl Zeiss SMT Holding GmbH & Co. KG [Member]
Schedule of Equity Method Investments [Line Items]
Outstanding indebtedness to ASML owed by or owing to any director or officer of ASML or any associate thereof	[5]			31.5
Supply Chain Support Costs [Member]
Schedule of Equity Method Investments [Line Items]
Zeiss Commitment Consideration already paid During the Year				8.5	2.6
Research and Development Costs [Member]
Schedule of Equity Method Investments [Line Items]
Zeiss Commitment Consideration already paid During the Year				74.8	55.8
Land, Buildings and Constructions [Member]
Schedule of Equity Method Investments [Line Items]
Assets under construction in carrying amount				€ 79.0	€ 94.6

[1]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[3]	3.We have excluded unrecognized tax benefits for an amount of EUR 208.7 million as the amounts that will be settled in cash are not known and the timing of any payments is uncertain.
[4]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[5]	Amounts are included in advanced payments to Carl Zeiss SMT GmbH within other current assets and other non-current assets. See Note 9 Other assets.